Gross Unrealized Losses and Fair Value of Investment Securities (Detail) (USD $) In Millions, unless otherwise specified	Mar. 31, 2013 Securities		Dec. 31, 2012 Securities		Dec. 31, 2011 Securities
Available for Sale Securities Continuous Unrealized Loss Position [Line Items]
Fair value	$ 6,244		$ 5,612		$ 8,970
Gross unrealized losses	(490)	[1]	(601)	[2]	(1,419)	[3]
Number of securities in a continuous loss position	950		983		1,486
Less Than Twelve Months
Available for Sale Securities Continuous Unrealized Loss Position [Line Items]
Fair value	4,307		2,951		4,719
Gross unrealized losses	(129)		(54)		(211)
Number of securities in a continuous loss position	532		425		629
12 Months Or More
Available for Sale Securities Continuous Unrealized Loss Position [Line Items]
Fair value	1,937		2,661		4,251
Gross unrealized losses	(361)	[4]	(547)	[5]	(1,208)	[6]
Number of securities in a continuous loss position	418		558		857
Investment grade
Available for Sale Securities Continuous Unrealized Loss Position [Line Items]
Fair value	5,227		4,377		7,358
Gross unrealized losses	(283)	[1]	(252)	[2]	(742)	[3]
Number of securities in a continuous loss position	614		591		981
Investment grade | Less Than Twelve Months
Available for Sale Securities Continuous Unrealized Loss Position [Line Items]
Fair value	4,070		2,761		4,292
Gross unrealized losses	(121)		(43)		(165)
Number of securities in a continuous loss position	439		356		502
Investment grade | 12 Months Or More
Available for Sale Securities Continuous Unrealized Loss Position [Line Items]
Fair value	1,157		1,616		3,066
Gross unrealized losses	(162)	[4]	(209)	[5]	(577)	[6]
Number of securities in a continuous loss position	175		235		479
Below investment grade
Available for Sale Securities Continuous Unrealized Loss Position [Line Items]
Fair value	1,017	[7]	1,235	[8]	1,612	[9]
Gross unrealized losses	(207)	[1],[7]	(349)	[2],[8]	(677)	[3],[9]
Number of securities in a continuous loss position	336	[7]	392	[8]	505	[9]
Below investment grade | Less Than Twelve Months
Available for Sale Securities Continuous Unrealized Loss Position [Line Items]
Fair value	237	[7]	190	[8]	427	[9]
Gross unrealized losses	(8)	[7]	(11)	[8]	(46)	[9]
Number of securities in a continuous loss position	93	[7]	69	[8]	127	[9]
Below investment grade | 12 Months Or More
Available for Sale Securities Continuous Unrealized Loss Position [Line Items]
Fair value	780	[7]	1,045	[8]	1,185	[9]
Gross unrealized losses	(199)	[4],[7]	(338)	[5],[8]	(631)	[6],[9]
Number of securities in a continuous loss position	243	[7]	323	[8]	378	[9]
Fixed maturity securities
Available for Sale Securities Continuous Unrealized Loss Position [Line Items]
Fair value	6,189		5,546		8,853
Gross unrealized losses	(487)	[1]	(595)	[2]	(1,405)	[3]
Number of securities in a continuous loss position	897		938		1,434
Fixed maturity securities | Less Than Twelve Months
Available for Sale Securities Continuous Unrealized Loss Position [Line Items]
Fair value	4,264		2,899		4,627
Gross unrealized losses	(127)		(50)		(200)
Number of securities in a continuous loss position	485		393		590
Fixed maturity securities | 12 Months Or More
Available for Sale Securities Continuous Unrealized Loss Position [Line Items]
Fair value	1,925		2,647		4,226
Gross unrealized losses	(360)	[4]	(545)	[5]	(1,205)	[6]
Number of securities in a continuous loss position	412		545		844
Fixed maturity securities | Less Than 20 Percent Below Cost
Available for Sale Securities Continuous Unrealized Loss Position [Line Items]
Fair value	5,881		5,050		7,303
Gross unrealized losses	(268)	[1]	(244)	[2]	(408)	[3]
Number of securities in a continuous loss position	746		730		983
Fixed maturity securities | Less Than 20 Percent Below Cost | Less Than Twelve Months
Available for Sale Securities Continuous Unrealized Loss Position [Line Items]
Fair value	4,257		2,899		4,545
Gross unrealized losses	(125)		(50)		(156)
Number of securities in a continuous loss position	479		393		548
Fixed maturity securities | Less Than 20 Percent Below Cost | 12 Months Or More
Available for Sale Securities Continuous Unrealized Loss Position [Line Items]
Fair value	1,624		2,151		2,758
Gross unrealized losses	(143)	[4]	(194)	[5]	(252)	[6]
Number of securities in a continuous loss position	267		337		435
Fixed maturity securities | 20 To 50 percent below cost
Available for Sale Securities Continuous Unrealized Loss Position [Line Items]
Fair value	279		445		1,413
Gross unrealized losses	(140)	[1]	(218)	[2]	(683)	[3]
Number of securities in a continuous loss position	98		128		310
Fixed maturity securities | 20 To 50 percent below cost | Less Than Twelve Months
Available for Sale Securities Continuous Unrealized Loss Position [Line Items]
Fair value	7		0		78
Gross unrealized losses	(2)		0		(30)
Number of securities in a continuous loss position	6		0		27
Fixed maturity securities | 20 To 50 percent below cost | 12 Months Or More
Available for Sale Securities Continuous Unrealized Loss Position [Line Items]
Fair value	272		445		1,335
Gross unrealized losses	(138)	[4]	(218)	[5]	(653)	[6]
Number of securities in a continuous loss position	92		128		283
Fixed maturity securities | Greater than 50% below cost
Available for Sale Securities Continuous Unrealized Loss Position [Line Items]
Fair value	29		51		137
Gross unrealized losses	(79)	[1]	(133)	[2]	(314)	[3]
Number of securities in a continuous loss position	53		80		141
Fixed maturity securities | Greater than 50% below cost | Less Than Twelve Months
Available for Sale Securities Continuous Unrealized Loss Position [Line Items]
Fair value			0		4
Gross unrealized losses			0		(14)
Number of securities in a continuous loss position			0		15
Fixed maturity securities | Greater than 50% below cost | 12 Months Or More
Available for Sale Securities Continuous Unrealized Loss Position [Line Items]
Fair value	29		51		133
Gross unrealized losses	(79)	[4]	(133)	[5]	(300)	[6]
Number of securities in a continuous loss position	53		80		126
Fixed maturity securities | Investment grade | 20 To 50 percent below cost | 12 Months Or More
Available for Sale Securities Continuous Unrealized Loss Position [Line Items]
Fair value	140		170
Gross unrealized losses	(71)		(80)
Number of securities in a continuous loss position	24		32
Percentage of total gross unrealized losses for securities in a continuous loss position	14.00%		13.00%
Fixed maturity securities | Investment grade | Greater than 50% below cost | 12 Months Or More
Available for Sale Securities Continuous Unrealized Loss Position [Line Items]
Fair value	2		5
Gross unrealized losses	(4)		(8)
Number of securities in a continuous loss position	7		9
Percentage of total gross unrealized losses for securities in a continuous loss position	1.00%		1.00%
Fixed maturity securities | Below investment grade | 20 To 50 percent below cost | 12 Months Or More
Available for Sale Securities Continuous Unrealized Loss Position [Line Items]
Fair value	132		275
Gross unrealized losses	(67)		(138)
Number of securities in a continuous loss position	68		96
Percentage of total gross unrealized losses for securities in a continuous loss position	13.00%		22.00%
Fixed maturity securities | Below investment grade | Greater than 50% below cost | 12 Months Or More
Available for Sale Securities Continuous Unrealized Loss Position [Line Items]
Fair value	27		46
Gross unrealized losses	(75)		(125)
Number of securities in a continuous loss position	46		71
Percentage of total gross unrealized losses for securities in a continuous loss position	15.00%		21.00%
Fixed maturity securities | U.S. government, agencies and government-sponsored enterprises
Available for Sale Securities Continuous Unrealized Loss Position [Line Items]
Fair value	766		655		160
Gross unrealized losses	(53)	[1]	(18)	[2]	(1)	[3]
Number of securities in a continuous loss position	22		19		2
Fixed maturity securities | U.S. government, agencies and government-sponsored enterprises | Less Than Twelve Months
Available for Sale Securities Continuous Unrealized Loss Position [Line Items]
Fair value	766		655		160
Gross unrealized losses	(53)		(18)		(1)
Number of securities in a continuous loss position	22		19		2
Fixed maturity securities | U.S. government, agencies and government-sponsored enterprises | 12 Months Or More
Available for Sale Securities Continuous Unrealized Loss Position [Line Items]
Fair value			0
Gross unrealized losses		[4]	0	[5]		[6]
Number of securities in a continuous loss position			0
Fixed maturity securities | Tax-exempt
Available for Sale Securities Continuous Unrealized Loss Position [Line Items]
Fair value	112		137		230
Gross unrealized losses	(21)	[1]	(30)	[2]	(76)	[3]
Number of securities in a continuous loss position	10		13		72
Fixed maturity securities | Tax-exempt | Less Than Twelve Months
Available for Sale Securities Continuous Unrealized Loss Position [Line Items]
Fair value			0
Gross unrealized losses			0
Number of securities in a continuous loss position			0
Fixed maturity securities | Tax-exempt | 12 Months Or More
Available for Sale Securities Continuous Unrealized Loss Position [Line Items]
Fair value	112		137		230
Gross unrealized losses	(21)	[4]	(30)	[5]	(76)	[6]
Number of securities in a continuous loss position	10		13		72
Fixed maturity securities | Tax-exempt | Investment grade | 20 To 50 percent below cost | 12 Months Or More
Available for Sale Securities Continuous Unrealized Loss Position [Line Items]
Fair value	16		31
Gross unrealized losses	(6)		(10)
Number of securities in a continuous loss position	2		3
Percentage of total gross unrealized losses for securities in a continuous loss position	1.00%		2.00%
Fixed maturity securities | Tax-exempt | Investment grade | Greater than 50% below cost | 12 Months Or More
Available for Sale Securities Continuous Unrealized Loss Position [Line Items]
Fair value	0
Gross unrealized losses	0
Number of securities in a continuous loss position	0
Percentage of total gross unrealized losses for securities in a continuous loss position	0.00%
Fixed maturity securities | Government - non-U.S.
Available for Sale Securities Continuous Unrealized Loss Position [Line Items]
Fair value	133		103		98
Gross unrealized losses	(2)	[1]	(1)	[2]	(2)	[3]
Number of securities in a continuous loss position	18		21		33
Fixed maturity securities | Government - non-U.S. | Less Than Twelve Months
Available for Sale Securities Continuous Unrealized Loss Position [Line Items]
Fair value	133		103		90
Gross unrealized losses	(2)		(1)		(1)
Number of securities in a continuous loss position	18		21		25
Fixed maturity securities | Government - non-U.S. | 12 Months Or More
Available for Sale Securities Continuous Unrealized Loss Position [Line Items]
Fair value			0		8
Gross unrealized losses		[4]	0	[5]	(1)	[6]
Number of securities in a continuous loss position			0		8
Fixed maturity securities | U.S. corporate
Available for Sale Securities Continuous Unrealized Loss Position [Line Items]
Fair value	2,108		1,505		3,137
Gross unrealized losses	(111)	[1]	(104)	[2]	(326)	[3]
Number of securities in a continuous loss position	258		219		311
Fixed maturity securities | U.S. corporate | Less Than Twelve Months
Available for Sale Securities Continuous Unrealized Loss Position [Line Items]
Fair value	1,579		859		1,721
Gross unrealized losses	(50)		(19)		(68)
Number of securities in a continuous loss position	211		154		175
Fixed maturity securities | U.S. corporate | 12 Months Or More
Available for Sale Securities Continuous Unrealized Loss Position [Line Items]
Fair value	529		646		1,416
Gross unrealized losses	(61)	[4]	(85)	[5]	(258)	[6]
Number of securities in a continuous loss position	47		65		136
Fixed maturity securities | U.S. corporate | Investment grade | 20 To 50 percent below cost | 12 Months Or More
Available for Sale Securities Continuous Unrealized Loss Position [Line Items]
Fair value	18		34
Gross unrealized losses	(5)		(12)
Number of securities in a continuous loss position	1		3
Percentage of total gross unrealized losses for securities in a continuous loss position	1.00%		2.00%
Fixed maturity securities | U.S. corporate | Investment grade | Greater than 50% below cost | 12 Months Or More
Available for Sale Securities Continuous Unrealized Loss Position [Line Items]
Fair value	0
Gross unrealized losses	0
Number of securities in a continuous loss position	0
Percentage of total gross unrealized losses for securities in a continuous loss position	0.00%
Fixed maturity securities | U.S. corporate | Below investment grade | 20 To 50 percent below cost | 12 Months Or More
Available for Sale Securities Continuous Unrealized Loss Position [Line Items]
Fair value	2		9
Gross unrealized losses	(1)		(9)
Number of securities in a continuous loss position	3		1
Percentage of total gross unrealized losses for securities in a continuous loss position	0.00%		1.00%
Fixed maturity securities | U.S. corporate | Below investment grade | Greater than 50% below cost | 12 Months Or More
Available for Sale Securities Continuous Unrealized Loss Position [Line Items]
Fair value	0
Gross unrealized losses	0
Number of securities in a continuous loss position	0
Percentage of total gross unrealized losses for securities in a continuous loss position	0.00%
Fixed maturity securities | Corporate - non-U.S.
Available for Sale Securities Continuous Unrealized Loss Position [Line Items]
Fair value	1,425		1,101		2,180
Gross unrealized losses	(39)	[1]	(47)	[2]	(218)	[3]
Number of securities in a continuous loss position	158		146		263
Fixed maturity securities | Corporate - non-U.S. | Less Than Twelve Months
Available for Sale Securities Continuous Unrealized Loss Position [Line Items]
Fair value	1,184		665		1,475
Gross unrealized losses	(17)		(9)		(86)
Number of securities in a continuous loss position	138		105		188
Fixed maturity securities | Corporate - non-U.S. | 12 Months Or More
Available for Sale Securities Continuous Unrealized Loss Position [Line Items]
Fair value	241		436		705
Gross unrealized losses	(22)	[4]	(38)	[5]	(132)	[6]
Number of securities in a continuous loss position	20		41		75
Fixed maturity securities | Corporate - non-U.S. | Investment grade | 20 To 50 percent below cost | 12 Months Or More
Available for Sale Securities Continuous Unrealized Loss Position [Line Items]
Fair value	32		29
Gross unrealized losses	(15)		(17)
Number of securities in a continuous loss position	7		7
Percentage of total gross unrealized losses for securities in a continuous loss position	3.00%		3.00%
Fixed maturity securities | Corporate - non-U.S. | Investment grade | Greater than 50% below cost | 12 Months Or More
Available for Sale Securities Continuous Unrealized Loss Position [Line Items]
Fair value	0
Gross unrealized losses	0
Number of securities in a continuous loss position	0
Percentage of total gross unrealized losses for securities in a continuous loss position	0.00%
Fixed maturity securities | Residential mortgage-backed
Available for Sale Securities Continuous Unrealized Loss Position [Line Items]
Fair value	637		646		1,003
Gross unrealized losses	(145)	[1]	(225)	[2]	(455)	[3]
Number of securities in a continuous loss position	269		310		427
Fixed maturity securities | Residential mortgage-backed | Less Than Twelve Months
Available for Sale Securities Continuous Unrealized Loss Position [Line Items]
Fair value	277		152		276
Gross unrealized losses	(2)		(1)		(5)
Number of securities in a continuous loss position	42		32		68
Fixed maturity securities | Residential mortgage-backed | 12 Months Or More
Available for Sale Securities Continuous Unrealized Loss Position [Line Items]
Fair value	360		494		727
Gross unrealized losses	(143)	[4]	(224)	[5]	(450)	[6]
Number of securities in a continuous loss position	227		278		359
Fixed maturity securities | Commercial mortgage-backed
Available for Sale Securities Continuous Unrealized Loss Position [Line Items]
Fair value	705		932		1,113
Gross unrealized losses	(57)	[1]	(103)	[2]	(231)	[3]
Number of securities in a continuous loss position	115		150		208
Fixed maturity securities | Commercial mortgage-backed | Less Than Twelve Months
Available for Sale Securities Continuous Unrealized Loss Position [Line Items]
Fair value	172		183		282
Gross unrealized losses	(2)		(1)		(36)
Number of securities in a continuous loss position	23		20		49
Fixed maturity securities | Commercial mortgage-backed | 12 Months Or More
Available for Sale Securities Continuous Unrealized Loss Position [Line Items]
Fair value	533		749		831
Gross unrealized losses	(55)	[4]	(102)	[5]	(195)	[6]
Number of securities in a continuous loss position	92		130		159
Fixed maturity securities | Other asset-backed
Available for Sale Securities Continuous Unrealized Loss Position [Line Items]
Fair value	303		467		932
Gross unrealized losses	(59)	[1]	(67)	[2]	(96)	[3]
Number of securities in a continuous loss position	47		60		118
Fixed maturity securities | Other asset-backed | Less Than Twelve Months
Available for Sale Securities Continuous Unrealized Loss Position [Line Items]
Fair value	153		282		623
Gross unrealized losses	(1)		(1)		(3)
Number of securities in a continuous loss position	31		42		83
Fixed maturity securities | Other asset-backed | 12 Months Or More
Available for Sale Securities Continuous Unrealized Loss Position [Line Items]
Fair value	150		185		309
Gross unrealized losses	(58)	[4]	(66)	[5]	(93)	[6]
Number of securities in a continuous loss position	16		18		35
Equity securities
Available for Sale Securities Continuous Unrealized Loss Position [Line Items]
Fair value	55		66		117
Gross unrealized losses	(3)	[1]	(6)	[2]	(14)	[3]
Number of securities in a continuous loss position	53		45		52
Equity securities | Less Than Twelve Months
Available for Sale Securities Continuous Unrealized Loss Position [Line Items]
Fair value	43		52		92
Gross unrealized losses	(2)		(4)		(11)
Number of securities in a continuous loss position	47		32		39
Equity securities | 12 Months Or More
Available for Sale Securities Continuous Unrealized Loss Position [Line Items]
Fair value	12		14		25
Gross unrealized losses	(1)	[4]	(2)	[5]	(3)	[6]
Number of securities in a continuous loss position	6		13		13
Equity securities | Less Than 20 Percent Below Cost
Available for Sale Securities Continuous Unrealized Loss Position [Line Items]
Fair value	55		59		101
Gross unrealized losses	(3)	[1]	(3)	[2]	(7)	[3]
Number of securities in a continuous loss position	53		40		48
Equity securities | Less Than 20 Percent Below Cost | Less Than Twelve Months
Available for Sale Securities Continuous Unrealized Loss Position [Line Items]
Fair value	43		47		80
Gross unrealized losses	(2)		(2)		(6)
Number of securities in a continuous loss position	47		29		36
Equity securities | Less Than 20 Percent Below Cost | 12 Months Or More
Available for Sale Securities Continuous Unrealized Loss Position [Line Items]
Fair value	12		12		21
Gross unrealized losses	(1)	[4]	(1)	[5]	(1)	[6]
Number of securities in a continuous loss position	6		11		12
Equity securities | 20 To 50 percent below cost
Available for Sale Securities Continuous Unrealized Loss Position [Line Items]
Fair value			7		16
Gross unrealized losses			(3)	[2]	(7)	[3]
Number of securities in a continuous loss position			5		4
Equity securities | 20 To 50 percent below cost | Less Than Twelve Months
Available for Sale Securities Continuous Unrealized Loss Position [Line Items]
Fair value			5		12
Gross unrealized losses			(2)		(5)
Number of securities in a continuous loss position			3		3
Equity securities | 20 To 50 percent below cost | 12 Months Or More
Available for Sale Securities Continuous Unrealized Loss Position [Line Items]
Fair value			2		4
Gross unrealized losses			(1)	[5]	(2)	[6]
Number of securities in a continuous loss position			2		1
Structured Securities | Investment grade | 20 To 50 percent below cost | 12 Months Or More
Available for Sale Securities Continuous Unrealized Loss Position [Line Items]
Fair value	74		76
Gross unrealized losses	(45)		(41)
Number of securities in a continuous loss position	14		19
Percentage of total gross unrealized losses for securities in a continuous loss position	9.00%		6.00%
Structured Securities | Investment grade | Greater than 50% below cost | 12 Months Or More
Available for Sale Securities Continuous Unrealized Loss Position [Line Items]
Fair value	2		5
Gross unrealized losses	(4)		(8)
Number of securities in a continuous loss position	7		9
Percentage of total gross unrealized losses for securities in a continuous loss position	1.00%		1.00%
Structured Securities | Below investment grade | 20 To 50 percent below cost | 12 Months Or More
Available for Sale Securities Continuous Unrealized Loss Position [Line Items]
Fair value	130		266
Gross unrealized losses	(66)		(129)
Number of securities in a continuous loss position	65		95
Percentage of total gross unrealized losses for securities in a continuous loss position	13.00%		21.00%
Structured Securities | Below investment grade | Greater than 50% below cost | 12 Months Or More
Available for Sale Securities Continuous Unrealized Loss Position [Line Items]
Fair value	27		46
Gross unrealized losses	(75)		(125)
Number of securities in a continuous loss position	46		71
Percentage of total gross unrealized losses for securities in a continuous loss position	15.00%		21.00%
Structured Securities | Residential mortgage-backed | Investment grade | 20 To 50 percent below cost | 12 Months Or More
Available for Sale Securities Continuous Unrealized Loss Position [Line Items]
Fair value	21		28
Gross unrealized losses	(12)		(15)
Number of securities in a continuous loss position	9		12
Percentage of total gross unrealized losses for securities in a continuous loss position	2.00%		2.00%
Structured Securities | Residential mortgage-backed | Investment grade | Greater than 50% below cost | 12 Months Or More
Available for Sale Securities Continuous Unrealized Loss Position [Line Items]
Fair value	2		5
Gross unrealized losses	(3)		(7)
Number of securities in a continuous loss position	6		8
Percentage of total gross unrealized losses for securities in a continuous loss position	1.00%		1.00%
Structured Securities | Residential mortgage-backed | Below investment grade | 20 To 50 percent below cost | 12 Months Or More
Available for Sale Securities Continuous Unrealized Loss Position [Line Items]
Fair value	94		179
Gross unrealized losses	(44)		(86)
Number of securities in a continuous loss position	52		76
Percentage of total gross unrealized losses for securities in a continuous loss position	9.00%		14.00%
Structured Securities | Residential mortgage-backed | Below investment grade | Greater than 50% below cost | 12 Months Or More
Available for Sale Securities Continuous Unrealized Loss Position [Line Items]
Fair value	18		32
Gross unrealized losses	(61)		(96)
Number of securities in a continuous loss position	41		62
Percentage of total gross unrealized losses for securities in a continuous loss position	12.00%		16.00%
Structured Securities | Commercial mortgage-backed | Investment grade | 20 To 50 percent below cost | 12 Months Or More
Available for Sale Securities Continuous Unrealized Loss Position [Line Items]
Fair value	2		15
Gross unrealized losses	(1)		(5)
Number of securities in a continuous loss position	2		5
Percentage of total gross unrealized losses for securities in a continuous loss position	0.00%		1.00%
Structured Securities | Commercial mortgage-backed | Investment grade | Greater than 50% below cost | 12 Months Or More
Available for Sale Securities Continuous Unrealized Loss Position [Line Items]
Fair value	0
Gross unrealized losses	(1)		(1)
Number of securities in a continuous loss position	1		1
Percentage of total gross unrealized losses for securities in a continuous loss position	0.00%
Structured Securities | Commercial mortgage-backed | Below investment grade | 20 To 50 percent below cost | 12 Months Or More
Available for Sale Securities Continuous Unrealized Loss Position [Line Items]
Fair value	22		53
Gross unrealized losses	(12)		(20)
Number of securities in a continuous loss position	12		17
Percentage of total gross unrealized losses for securities in a continuous loss position	2.00%		3.00%
Structured Securities | Commercial mortgage-backed | Below investment grade | Greater than 50% below cost | 12 Months Or More
Available for Sale Securities Continuous Unrealized Loss Position [Line Items]
Fair value	3		8
Gross unrealized losses	(4)		(19)
Number of securities in a continuous loss position	3		7
Percentage of total gross unrealized losses for securities in a continuous loss position	1.00%		3.00%
Structured Securities | Other asset-backed | Investment grade | 20 To 50 percent below cost | 12 Months Or More
Available for Sale Securities Continuous Unrealized Loss Position [Line Items]
Fair value	51		33
Gross unrealized losses	(32)		(21)
Number of securities in a continuous loss position	3		2
Percentage of total gross unrealized losses for securities in a continuous loss position	7.00%		3.00%
Structured Securities | Other asset-backed | Investment grade | Greater than 50% below cost | 12 Months Or More
Available for Sale Securities Continuous Unrealized Loss Position [Line Items]
Fair value	0
Gross unrealized losses	0
Number of securities in a continuous loss position	0
Percentage of total gross unrealized losses for securities in a continuous loss position	0.00%
Structured Securities | Other asset-backed | Below investment grade | 20 To 50 percent below cost | 12 Months Or More
Available for Sale Securities Continuous Unrealized Loss Position [Line Items]
Fair value	14		34
Gross unrealized losses	(10)		(23)
Number of securities in a continuous loss position	1		2
Percentage of total gross unrealized losses for securities in a continuous loss position	2.00%		4.00%
Structured Securities | Other asset-backed | Below investment grade | Greater than 50% below cost | 12 Months Or More
Available for Sale Securities Continuous Unrealized Loss Position [Line Items]
Fair value	6		6
Gross unrealized losses	(10)		(10)
Number of securities in a continuous loss position	2		2
Percentage of total gross unrealized losses for securities in a continuous loss position	2.00%		2.00%
Corporate Debt Securities | Investment grade | 20 To 50 percent below cost | 12 Months Or More
Available for Sale Securities Continuous Unrealized Loss Position [Line Items]
Fair value	50		63
Gross unrealized losses	(20)		(29)
Number of securities in a continuous loss position	8		10
Percentage of total gross unrealized losses for securities in a continuous loss position	4.00%		5.00%
Corporate Debt Securities | Investment grade | 20 To 50 percent below cost | 12 Months Or More | Finance and insurance
Available for Sale Securities Continuous Unrealized Loss Position [Line Items]
Fair value	50		63
Gross unrealized losses	(20)		(29)
Number of securities in a continuous loss position	8		10
Percentage of total gross unrealized losses for securities in a continuous loss position	4.00%		5.00%
Corporate Debt Securities | Investment grade | Greater than 50% below cost | 12 Months Or More
Available for Sale Securities Continuous Unrealized Loss Position [Line Items]
Fair value	0
Gross unrealized losses	0
Number of securities in a continuous loss position	0
Percentage of total gross unrealized losses for securities in a continuous loss position	0.00%
Corporate Debt Securities | Investment grade | Greater than 50% below cost | 12 Months Or More | Finance and insurance
Available for Sale Securities Continuous Unrealized Loss Position [Line Items]
Fair value	0
Gross unrealized losses	0
Number of securities in a continuous loss position	0
Percentage of total gross unrealized losses for securities in a continuous loss position	0.00%
Corporate Debt Securities | Below investment grade | 20 To 50 percent below cost | 12 Months Or More
Available for Sale Securities Continuous Unrealized Loss Position [Line Items]
Fair value	2		9
Gross unrealized losses	(1)		(9)
Number of securities in a continuous loss position	3		1
Percentage of total gross unrealized losses for securities in a continuous loss position	0.00%		1.00%
Corporate Debt Securities | Below investment grade | 20 To 50 percent below cost | 12 Months Or More | Consumer-non-cyclical
Available for Sale Securities Continuous Unrealized Loss Position [Line Items]
Fair value			9
Gross unrealized losses			(9)
Number of securities in a continuous loss position			1
Percentage of total gross unrealized losses for securities in a continuous loss position			1.00%
Corporate Debt Securities | Below investment grade | 20 To 50 percent below cost | 12 Months Or More | Consumer-cyclical
Available for Sale Securities Continuous Unrealized Loss Position [Line Items]
Fair value	2
Gross unrealized losses	(1)
Number of securities in a continuous loss position	3
Percentage of total gross unrealized losses for securities in a continuous loss position	0.00%
Corporate Debt Securities | Below investment grade | Greater than 50% below cost | 12 Months Or More
Available for Sale Securities Continuous Unrealized Loss Position [Line Items]
Fair value	0
Gross unrealized losses	0
Number of securities in a continuous loss position	0
Percentage of total gross unrealized losses for securities in a continuous loss position	0.00%
Corporate Debt Securities | Below investment grade | Greater than 50% below cost | 12 Months Or More | Consumer-non-cyclical
Available for Sale Securities Continuous Unrealized Loss Position [Line Items]
Fair value
Gross unrealized losses
Number of securities in a continuous loss position
Percentage of total gross unrealized losses for securities in a continuous loss position
Corporate Debt Securities | Below investment grade | Greater than 50% below cost | 12 Months Or More | Consumer-cyclical
Available for Sale Securities Continuous Unrealized Loss Position [Line Items]
Fair value	0
Gross unrealized losses	$ 0
Number of securities in a continuous loss position	0
Percentage of total gross unrealized losses for securities in a continuous loss position	0.00%

[1]	Amounts included $76 million of unrealized losses on other-than-temporarily impaired securities.
[2]	Amounts included $124 million of unrealized losses on other-than-temporarily impaired securities.
[3]	Amounts included $257 million of unrealized losses on other-than-temporarily impaired securities.
[4]	Amounts included $75 million of unrealized losses on other-than-temporarily impaired securities.
[5]	Amounts included $123 million of unrealized losses on other-than-temporarily impaired securities.
[6]	Amounts included $248 million of unrealized losses on other-than-temporarily impaired securities.
[7]	Amounts that have been in a continuous loss position for 12 months or more included $74 million of unrealized losses on other-than-temporarily impaired securities.
[8]	Amounts that have been in a continuous loss position for 12 months or more included $119 million of unrealized losses on other-than-temporarily impaired securities.
[9]	Amounts that have been in a continuous loss position for 12 months or more included $235 million of unrealized losses on other-than-temporarily impaired securities.